Fair value measurement	12 Months Ended
Dec. 31, 2022
Fair value measurement
Fair value measurement
5.	Fair value measurement
As of December 31, 2021 and 2022, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	5,926	—	5,926	—
Short-term investments
Wealth management products	77,010	—	77,010	—
Investment securities
Listed equity securities	19,088	19,088	—	—

Total assets	102,024	19,088	82,936	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	6,254	—	6,254	—
Short-term investments
Wealth management products	71,496	—	71,496	—
Investment securities
Listed equity securities	11,611	11,611	—	—
Other non-current assets
Wealth management products	2,649	—	2,649	—

Total assets	92,010	11,611	80,399	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are no
t available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.
Short-term investments
Wealth management products with maturities of within one year. The Group elected the fair value option to record wealth management products with variable interest rates and deposits indexed to foreign exchange with maturities less than one year and accounted them at fair value since 2021. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. For the years ended December 31, 2021 and 2022, gain of RMB1,514 million and

RMB1,921
million resulting from changes in fair value of the products under fair value option was recorded in others, net, respectively.

Investment securities
Listed

equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
For the years ended December 31, 2020, 2021 and 2022, the unrealized gains/(losses) of the investment securities were a gain of RMB18,722 million, a loss of RMB9,344 million and a loss of RMB4,304 million, respectively, which are recognized in others, net in the consolidated statements of operations and comprehensive income/(loss).
The material investment securities are set out as below:
In 2017, the Group invested in China United Network Communications Limited (“China Unicom”) with a total consideration of RMB5,000 million. In 2022, the Group sold approximately 15.2% of its investments in China Unicom. For the years ended December 31, 2020, 2021 and 2022, the unrealized gain/(loss) related to the investment in China Unicom was a loss of RMB1,047 million, a loss of RMB388 million and a gain of RMB341 million, respectively.
In 2017, 2018 and 2019, the Group invested in Vipshop Holdings Ltd. (“Vipshop”) with a total consideration of RMB3,917 million. For the years ended December 31, 2020 and 2021, the unrealized gain/(loss) related to the investment in Vipshop was a gain of RMB4,272 million and a loss of RMB6,560 million, respectively. In 2022, the Group sold its investment in Vipshop. The realized loss over the entire period of holding this investment is RMB839 million.
In 2018, the Group invested in ESR Cayman Limited (“ESR”) with a total consideration of RMB1,952 million. The Group accounted for the investment in ESR at fair value upon its completion of IPO on the HKEX in 2019. In 2020 and 2022, the Group sold approximately 8.0% and 6.3% of its remaining investment in ESR, respectively. For the years ended December 31, 2020, 2021 and 2022, the unrealized gain/(loss) related to the investment in ESR was a gain of RMB1,632 million, a loss of RMB396 million and a loss of RMB1,722 million, respectively.
Other
non-current
assets
Wealth management products with maturities of more than one year. The Group elected the fair value option to record wealth management products with variable interest rates with maturities more than one year and accounted them at fair value. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. For the year ended December 31, 2022, a loss of
RMB137 million resulting from changes in fair value of the products under fair value option was recorded in others, net.

Other financial instruments
The followings are other material financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
Time deposits. Time deposits with original maturities of three months or less have been classified as cash equivalents in the consolidated balance sheets. Time deposits with original maturities of longer than three months and maturities of less than one year have been classified as short-term investments in the consolidated balance sheets. The fair value of the Group’s time deposits is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2021 and 2022, the fair value of time deposits classified as cash equivalents and short-term investments amounted t
o
RMB39,282 million and RMB86,780 million, respectively. As of December 31, 2021 and 2022, time deposits with maturities of more than one year with the fair value of RMB5,427 million and RMB100 million, respectively, have been classified as other non-current
assets in the consolidated balance sheets. The carrying value of time deposits approximates to fair value.
Held-to-maturity
debt securities. Wealth management products that the Group has positive intent and ability to hold to maturity are accounted for as held-to-maturity
debt securities, classified as short-term investments in the consolidated balance sheets. The fair value of the Group’s held-to-maturity
debt securities is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2021 and 2022, the fair value of held-to-maturity
debt securities amounted to RMB3,008 million and RMB4,725 million, respectively. The carrying value of held-to-maturity
debt securities approximates to fair value.
Unsecured senior notes. The Group determines the fair value of its unsecured senior notes using quoted prices in less active markets, and accordingly the Group categorizes the unsecured senior notes as Level 2 in the fair value hierarchy. As of December 31, 2021 and 2022, the fair value of unsecured senior notes amounted to RMB10,020 million and RMB9,045 million, respectively.
Short-term receivables and payables. Accounts receivable and prepayments and other current assets are financial assets with carrying values that approximate to fair value due to their short-term nature. Accounts payable, advance from customers (exclude contract liabilities) and accrued expenses and other current liabilities, are financial liabilities with carrying values that approximate to fair value due to their short-term nature. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Short-term debts and long-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term debts and long-term borrowings approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Assets and liabilities measured at fair value on a nonrecurring basis
Investment in equity investees. Investments in privately held companies and publicly traded companies included in investment in equity investees in the consolidated balance sheets are reviewed periodically for impairment using fair value measurement. The primary factors that the Group considers include the duration and severity that the fair value of the investment is below its carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information such as recent financing rounds completed by the investee companies. When the qualitative assessment indicates impairment, the investments in privately held companies without readily determinable fair value were measured using significant unobservable inputs (Level 3) as of December 31, 2021 and 2022, and the impairment charges of
RMB202 million, RMB119 million and RMB504 million were recorded in others, net in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the accumulated impairment of the Group’s investments in privately held companies under the Measurement Alternative was RMB2,779 million and RMB2,610 million, respectively. The valuation methodology used to estimate the fair value of investments in publicly traded companies (Level 1) and privately held companies accounted for under the equity method (Level 3) and associated impairment charges are discussed in Note 8
.